Restatement of Financial Statements: (Tables)	6 Months Ended
Jun. 30, 2018
Restatement of Financial Statements: (Tables) [Abstract]
For the periods ended

The following table presents the effect of this restatement on the individual line items within the Company's unaudited interim Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Statements of Cash Flows and Balance Sheets.

	Three Months Ended June 30, 2018			Six Months Ended June 30, 2018
	As Previously Reported	Adjustment	As Restated	As Previously Reported	Adjustment	As Restated
Income tax expense	$(18,490,873)	$6,566,898	$(11,923,975)	$(19,090,163)	$6,566,898	$(12,523,265)
Net income for the period	60,558,162	6,566,898	67,125,060	57,492,311	6,566,898	64,059,209
Net income per share, basic and diluted	0.61	0.06	0.67	0.58	0.06	0.64
Comprehensive income for the period	60,558,162	6,566,898	67,125,060	57,492,311	6,566,898	64,059,209
Net increase in payables and expenses	$13,633,268	$(6,566,898)	$7,066,370	$11,664,304	$(6,566,898)	$5,097,406

Balance sheet adjustments
	As at June 30, 2018
	As Previously Reported	Adjustment	As Restated
Deferred income tax	$ 9,330,191	$(6,566,898)	$ 2,763,293
Accumulated deficit	$(235,782,339)	$ 6,566,898	$(229,215,441)